Long-Term Borrowings - Long-Term Borrowings (Details) - USD ($) $ in Thousands	Sep. 02, 2020	Dec. 31, 2023	Dec. 31, 2022	Aug. 04, 2020
Chang Hwa Bank
Long-Term Borrowings
Unsecured borrowings	$ 20,000			$ 40,000
Debt instrument term	10 years
Long-Term Borrowings
Long-Term Borrowings
Unsecured borrowings		$ 40,500	$ 46,500
Pledged collateral amount		$ 63,352	$ 65,571